Provisions - Summary of Detailed Information About Provisions (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)
Non-current
Provision for warranty	₨ 1			₨ 2
Non-current provisions	1		[1]	2
Current
Provision for warranty	294			213
Provision for onerous contracts	1,946			2,358
Others	531			463
Current provisions	2,771	$ 37		3,034
Total	₨ 2,772			₨ 3,036

[1]	Value is less than 1